Securities - Summary of Allowance for Losses measured at FVOCI (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Expected credit losses	$ 2,970	$ 3,722
Derecognised debt securities measured at FVOCI [member] | BARBADOS
Disclosure of financial assets [line items]
Expected credit losses	$ 14	$ 8